Leases - Changes in lease liabilities (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Balance, beginning of year	₽ 290,618	₽ 343,455
New leases		6,391
Modification of leases	10,754	2,756
Interest on lease liabilities	26,334	32,941
Payment of interest on lease liabilities	(26,334)	(32,941)
Payment of lease liabilities	(59,737)	(61,376)		[1]
Translation difference	362	(608)
Balance, end of year	241,997	290,618	₽ 343,455
Current portion	77,752	59,816
Non-current portion	₽ 164,245	₽ 230,802

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.